Non-Convertible Debt (Schedule of Non Convertible Debt) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Jan. 02, 2018
Disclosure of detailed information about borrowings [line items]
Accretion and capitalized interest	$ 6,913	$ 3,429
Total Non-Convertible Debt	92,268	178,483
Less current portion	(92,268)	(178,483)	$ (93,081)
Non-current portion
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Non Convertible Debt - beginning of period	65,752	92,268
Transition to IFRS 9		813
Non-Convertible Debt - adjusted beginning of period	65,752	93,081
Change due to modification		(1,452)
Accretion and capitalized interest	11,599	17,131
Funding, net of costs	$ 14,917	69,723
Total Non-Convertible Debt		$ 178,483